JOHN HANCOCK INVESTMENT TRUST
601 Congress Street
Boston, MA  02210

February 26, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Diversified Real Assets Fund, (the “Fund”)
File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectus and the Statement of Additional Information for Class NAV shares of the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus and Statement of Additional Information, each dated February 21, 2018, contained in Post-Effective Amendment No. 178 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 130 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on February 21, 2018 via EDGAR, accession number 0001133228-18-000978.

If you have any questions or comments, please call me at (617) 572-0420.

Sincerely,

/s/ Harsha Pulluru
Harsha Pulluru
Assistant Secretary of the Trust